Segment and Geographic Information - Revenue by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	$ 7,250.0	$ 5,634.7	$ 5,748.1
Advanced Technology Solutions
Disclosure of operating segments [line items]
Revenue	$ 2,979.0	$ 2,315.1	$ 2,086.3
Percentage of entity's revenue (percent)	41.00%	41.00%	36.00%
Connectivity & Cloud Solutions
Disclosure of operating segments [line items]
Revenue	$ 4,271.0	$ 3,319.6	$ 3,661.8
Percentage of entity's revenue (percent)	59.00%	59.00%	64.00%
Communications
Disclosure of operating segments [line items]
Percentage of entity's revenue (percent)	40.00%	40.00%	42.00%
Enterprise
Disclosure of operating segments [line items]
Percentage of entity's revenue (percent)	19.00%	19.00%	22.00%